The Fair Value of the Assets Acquired and Liabilities Assumed (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	Jun. 11, 2010
Predecessor [Member]
Investment in real estate:
Buildings and improvements	$ 136.8
Equipment	4.6
Construction in progress	10.4
Investment in real estate	151.8
Goodwill	269.5
Intangible assets	138.0
Other assets	12.8
Total assets acquired	572.1
Liabilities assumed
Accounts payable and accrued expenses	5.2
Deferred revenue	7.7
Other financing arrangements	32.1
Other liabilities	0.8
Total liabilities assumed	45.8
Net assets acquired	$ 526.3